Receivables - Summary of Accounts and Notes Receivables (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 22,294	$ 21,976	$ 21,652
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	12,425	12,730	12,094
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	9,759	9,111	9,489
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 110	$ 135	$ 69